Virtus Enhanced Short U.S. Equity ETF

Virtus Newfleet Dynamic Credit ETF

(each a “Fund” and, together, the “Funds”),

each a series of Virtus ETF Trust II

Supplement dated October 5, 2017 to the

Currently effective Prospectuses for the Funds

Important Notice to Investors

The reference to BBD, LLP in the section entitled “Independent Registered Public Accounting Firm” in each Fund’s prospectus is hereby deleted and replaced with the following information to reflect a change in the Independent Registered Public Accounting Firm for the Funds:

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103.

Investors should retain this supplement with a Fund’s

prospectus for future reference.

Virtus Enhanced Short U.S. Equity ETF

Virtus Newfleet Dynamic Credit ETF

(each a “Fund” and, together, the “Funds”),

each a series of Virtus ETF Trust II

Supplement dated October 5, 2017 to the

Currently effective Statements of Additional Information (“SAI”) for the Funds

Important Notice to Investors

The information appearing under the heading “Other Service Providers — Independent Registered Public Accounting Firm” in each Fund’s SAI is hereby deleted in its entirety and replaced with the following information to reflect a change in the Independent Registered Public Accounting Firm for the Funds:

The Board has selected the firm of PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year, to audit the annual financial statements of the Fund and to prepare the Fund’s federal, state and excise tax returns. Such firm will audit the financial statements of the Fund at least once each year. A copy of the most recent annual report containing the audit report will accompany this SAI whenever a shareholder or a prospective investor requests it.

Investors should retain this supplement with a Fund’s

SAI for future reference.